Document and Entity Information	Oct. 31, 2019
Cover page.
Entity Registrant Name	OLIN CORPORATION
Entity Central Index Key	0000074303
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2019
Entity Incorporation, State or Country Code	VA
Entity File Number	1-1070
Entity Tax Identification Number	13-1872319
Entity Address, Address Line One	190 Carondelet Plaza,
Entity Address, Address Line Two	Suite 1530
Entity Address, City or Town	Clayton,
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	314
Local Phone Number	480-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value per share
Trading Symbol	OLN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false